CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable, Current	$ 252,000	$ 99,000	$ 664,000
Finite-Lived Intangible Assets, Accumulated Amortization	$ 152,000	$ 54,000	$ 0
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	7,339,050	3,702,865	2,841,090
Common Stock, Shares, Outstanding	7,339,050	3,702,865	2,841,090